Note Receivables (Details Narrative) - USD ($)	Aug. 02, 2023	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Other Receivables, Net, Current	$ 2,500,000
Debt Instrument, Term	36 months
[custom:DebtInstrumentIncreaseAccruedInterestPercentage]	6.80%
Financing Receivable, after Allowance for Credit Loss, Current		$ 2,500,000